Trade Receivables and Customer Finance - Summary of Movements in Allowances for Impairment (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade receivables and customer finance allowance for impairment [line items]
Opening balance	kr 1,403
Closing balance	3,335	kr 1,403
Trade receivables [member]
Disclosure of trade receivables and customer finance allowance for impairment [line items]
Opening balance	1,403	1,202
Additions	3,544	356
Utilized	(1,485)	(156)
Reversal of excess amounts	(48)	(28)
Reclassification	(66)
Translation difference	(13)	29
Closing balance	3,335	1,403
Customer finance [member]
Disclosure of trade receivables and customer finance allowance for impairment [line items]
Opening balance	250	286
Additions	85	78
Utilized	(3)	(108)
Reversal of excess amounts	(27)	(8)
Translation difference	(13)	2
Closing balance	kr 292	kr 250